Nature of the Organization and Business (Details) - USD ($)				1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 09, 2022	Nov. 01, 2022	Aug. 12, 2021	Aug. 23, 2021	Jun. 30, 2023	Dec. 31, 2022	Aug. 12, 2023	Jul. 10, 2023	Jun. 09, 2023	May 11, 2023	Apr. 11, 2023	Mar. 10, 2023	Feb. 06, 2023	Aug. 05, 2022
Nature of the Organization and Business (Details) [Line Items]
Generating gross proceeds				$ 183,480	$ 2,762,500
Private sale units (in Shares)					276,250	276,250
Purchase price per unit (in Dollars per share)					$ 10	$ 10
Gross proceeds						$ 2,762,500
Net proceeds				$ 7,339,200
Maturity terms					7 days	180 years
Additional private sale units (in Shares)				18,348
Additional private per share (in Dollars per share)				$ 10
Proceeds held in trust account				$ 57,339,200
Percentage of fair market value					80.00%	80.00%
Percentage of outstanding voting rights					50.00%	50.00%
General and administrative services						$ 10,000
Month fee amount						$ 10,000
Total gross proceeds raised percentage					3.00%	3.00%
Initial business combination						$ 114,000,000,000,000
Warrant price per share (in Dollars per share)						$ 1
Public per share (in Dollars per share)					$ 10.9	$ 10.25
Net tangible assets					$ 5,000,001	$ 5,000,001
Deposited in trust account					$ 525,000			$ 87,500	$ 87,500	$ 87,500	$ 87,500	$ 87,500		$ 573,392
Price per share of common stock issued (in Dollars per share)					$ 11.5
Interest to pay dissolution expenses						100,000
Trust account redemptions description	the Company held a special meeting of stockholders at which such stockholders voted to amend the Company’s amended and restated certificate of incorporation and its investment trust agreement, giving the Company the right to extend the date by which the Company must complete its Initial Business Combination up to six times for an additional one month each time, from February 12, 2023 to August 12, 2023, by depositing $87,500 into the Trust Account for each one-month extension. In connection with the special meeting, 4,481,548 shares of common stock were tendered for redemption, resulting in redemption payments of $45,952,278 out of the Trust Account.
Cash						381,293
Net proceeds				7,339,200
Proceeds held trust account				57,339,200
General and administrative services					$ 10,000	10,000
Trust account public stockholders					10,000
Cash					148,389
Working capital deficiency					2,743,844
IPO [Member]
Nature of the Organization and Business (Details) [Line Items]
Sale of stock (in Shares)			5,000,000
Sale of price per unit (in Dollars per share)			$ 10
Generating gross proceeds			$ 50,000,000
Offering costs			$ 973,988
Additional shares (in Shares)			750,000
Gross proceeds			$ 50,000,000
Net proceeds			$ 50,000,000
Maturity terms			180 days
Public shares redeem percentage			100.00%
Additional deposit						1,921,061
Gross proceeds			$ 50,000,000
Net proceeds			$ 50,000,000
Maturity terms			7 days
Over-Allotment Option [Member]
Nature of the Organization and Business (Details) [Line Items]
Generating gross proceeds				$ 7,339,200
Underwriters shares purchased (in Shares)				733,920
Additional unit per share (in Dollars per share)				$ 10
Price per share of common stock issued (in Dollars per share)				$ 10
Subsequent Event [Member]
Nature of the Organization and Business (Details) [Line Items]
Deposited in trust account							$ 87,500
Additional deposited amount												87,500	$ 87,500
Shares of common stock (in Shares)							4,481,548
Redemption of trust account							$ 45,952,278
Trust Account Redemptions [Member] | Subsequent Event [Member]
Nature of the Organization and Business (Details) [Line Items]
Additional deposited amount												87,500
Business Combination [Member]
Nature of the Organization and Business (Details) [Line Items]
Initial business combination						$ 750,000
Deposited in trust account		$ 573,392			437,500
Price per share of common stock issued (in Dollars per share)		$ 0.1
Additional deposited amount												$ 87,500
Initial business combination description		Abri deposited $573,392 (or $0.10 for each share of common stock issued in the IPO) into the Trust Account to extend the time to complete a business combination to February 12, 2023. The Company further amended the certificate of incorporation and investment trust agreement, as described below. If the Company is unable to complete its Initial Business Combination within the Combination Period, the Company will: (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to us to pay our taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of our remaining stockholders and the Company’s board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.
Business Combination [Member]
Nature of the Organization and Business (Details) [Line Items]
Initial business combination					$ 750,000
Business Combination [Member] | Private Warrants [Member]
Nature of the Organization and Business (Details) [Line Items]
Warrant price (in Dollars per share)					$ 1